Share Capital - Common Shares (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares
Reconciliation of Number of Shares Outstanding [Roll Forward]
Stock options exercised (in shares)	654	708
Common shares purchased for cancellation (in shares)	(20,700)	(11,500)
Common shares
Reconciliation of Number of Shares Outstanding [Roll Forward]
Number of shares outstanding, beginning of year (in shares)	573,900	584,600
Stock options exercised (in shares)	600	800
Common shares purchased for cancellation (in shares)	(20,700)	(11,500)
Number of shares outstanding, end of year (in shares)	553,800	573,900
Balance, beginning of year | $	$ 8,192	$ 8,327
Stock options exercised | $	42	47
Common shares purchased for cancellation | $	(334)	(182)
Balance, end of year | $	$ 7,900	$ 8,192